ESTIMATION OF FAIR VALUE	12 Months Ended
Dec. 31, 2017
Disclosure Of Estimations of Fair Value [Abstract]
Disclosure of fair value measurement [text block]
NOTE 5 – ESTIMATION OF FAIR VALUE

The fair value of the financial assets and liabilities traded in active markets (such as financial assets in debt securities, equity securities and derivatives actively listed in stock exchanges or interbank markets) is based on dirty prices supplied by a price vendor.

An active market is a market wherein transactions for assets or liabilities are carried out with sufficient frequency and volume in order to provide price information on an ongoing basis. A dirty price includes accrued and pending interest on the security, as from the date of issuance or last payment of interest, until the date in which the purchase and sale operation is due. The fair value of financial assets and liabilities that are not traded in an active market is determined through appraisal techniques determined by the price supplier or by the management of Grupo Aval’s entities. Appraisal techniques used for non-standardized financial instruments such as options, foreign exchange swaps and derivatives of the over-the-counter market, which include the use of interest rate or currency assessment curves built by providers and extrapolated to the specific conditions of the instrument being appraised, discounted cash flow analysis, options pricing models and other valuation techniques commonly used by market participants who rely mostly on market data and the least possible on specific data of entities.

Grupo Aval may use models developed internally for financial instruments with no active markets. These models are usually based on valuation techniques and methods generally standardized in the financial sector. The valuation models are mainly used for appraising financial equity instruments not listed on the stock exchange, debt certificates and other debt instruments for which the markets were or have been inactive during the financial period. Some inputs of these models may not be observable in the market and are therefore estimated based on assumptions.

The output of a model is always an estimate or approximation of a value that cannot be determined with certainty, and the valuation techniques used may not fully reflect all the factors relevant to the positions of Grupo Aval. Therefore, the appraisals are adjusted, if necessary, to allow for additional factors, including country risk, liquidity risks and counterparty risks.

The fair value hierarchy has the following levels:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for assets or liabilities identical to those which the entity can access as of the date of measurement.
•	Level 2 inputs are inputs different than quoted prices included in Level 1 that are observable for the asset or liability, whether directly or indirectly in non-active markets.
•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which fair value measurement is classified in whole is determined based on the input of the lowest level that is most significant for measuring its total fair value. For such purpose, the relevance of an input is assessed in connection with the measurement of the total fair value. Financial instruments that are listed in markets that are not deemed active, but which are valued based in accordance with quoted market prices, quotes from price vendors or alternative price sources supported by observable inputs, are classified in Level 2.

If a fair value measurement uses observable inputs that require significant adjustments based on unobservable inputs, this measurement is classified as Level 3. The assessment of the importance of a particular input to the measurement of fair value in whole requires judgment, taking into account specific factors of the asset or liability.

Determining what is deemed as 'observable' requires a significant judgment by Grupo Aval. Grupo Aval considers as observable data the market data which is already available, distributed or updated by the price suppliers, and it is reliable and verifiable, with no property rights, and provided by independent sources which are actively involved in the reference market.

5.1	Measurements of Fair Value on a Recurring Basis

Measurements of fair value on a recurring basis are those required or allowed in statement of financial position at the end of each accounting period.

The following table presents an analysis, within the hierarchy of fair value, of Grupo Aval´s assets and liabilities (by class), measured at fair value as of December 31, 2017 and 2016 on a recurring basis.

December 31, 2017

	Level 1		Level 2		Level 3		Total
Assets

Held for trading debt securities
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	1,104,829	Ps.	124,777	Ps.	-	Ps.	1,229,606
Securities issued or secured by other entities of the Colombian Government		-		48,355		-		48,355
Securities issued or secured by other financial entities		-		833,860		-		833,860
Securities issued or secured by entities of the Non-financial sector		-		17,869		-		17,869
Other		-		37,442		12,975		50,417

In Foreign Currency
Securities issued or secured by Colombian Government		-		1,613		-		1,613
Securities issued or secured by other entities of the Colombian Government		-		21,709		-		21,709
Securities issued or secured by foreign Governments		-		92,931		-		92,931
Securities issued or secured by central banks		-		34,095		-		34,095
Securities issued or secured by other financial entities		-		303,665		-		303,665
Other		-		16,416		-		16,416
Total held for trading debt securities	Ps.	1,104,829	Ps.	1,532,732	Ps.	12,975	Ps.	2,650,536
Investments in debt securities available-for-sale
In Colombian Pesos
Securities issued or secured by the Colombian Government		7,668,545		224,009		-		7,892,554
Securities issued or secured by other entities of the Colombian Government		-		92,008		-		92,008
Securities issued or secured by other financial entities		-		263,633		-		263,633
Securities issued or secured by entities of the Non-financial sector		-		2,326		-		2,326
Other		-		563		6,627		7,190

In Foreign Currency
Securities issued or secured by Colombian Government		-		1,592,371		-		1,592,371
Securities issued or secured by other entities of the Colombian Government		-		570,694		-		570,694
Securities issued or secured by foreign Governments		29,604		2,074,793		-		2,104,397
Securities issued or secured by central banks		-		1,356,874		-		1,356,874
Securities issued or secured by other financial entities		456,354		2,898,090		-		3,354,444
Securities issued or secured by entities of the Non-financial sector		-		322,143		-		322,143
Other		-		231,493		-		231,493
Total investments in debt securities available-for sale	Ps.	8,154,503	Ps.	9,628,997	Ps.	6,627	Ps.	17,790,127
Total investments in debt securities	Ps.	9,259,332	Ps.	11,161,729	Ps.	19,602	Ps.	20,440,663

Equity securities
Trading equity securities		28,659		2,095,160		25,341		2,149,160
Investments in equity securities available-for-sale		768,336		55,697		-		824,033
Total equity securities	Ps.	796,995	Ps.	2,150,857	Ps.	25,341	Ps.	2,973,193

Held for trading Derivatives
Currency Forward		-		222,377		1,578		223,955
Bond Forward		-		731		-		731
Interest Rate Swap		-		52,970		-		52,970
Currency Swap		-		33,104		-		33,104
Currency Options				17,632		-		17,632
Total held for trading derivatives	Ps.	-	Ps.	326,814	Ps.	1,578	Ps.	328,392
Hedging Derivatives
Currency Forward		-		55,261		-		55,261
Total hedging derivatives	Ps.	-	Ps.	55,261	Ps.	-	Ps.	55,261
Other financial assets at fair value through profit or loss
Financial assets in concession contracts		-		-		2,282,611		2,282,611
Total financial assets designated at fair value	Ps.	10,056,327	Ps.	13,694,661	Ps.	2,329,132	Ps.	26,080,120
Non- financial assets
Biological assets		-		-		66,139		66,139
Investment properties		-		-		783,794		783,794
Total non- financial assets	Ps.	-	Ps.	-	Ps.	849,933	Ps.	849,933
Total assets at fair value on recurring basis	Ps.	10,056,327	Ps.	13,694,661	Ps.	3,179,065	Ps.	26,930,053

Liabilities
Trading Derivatives
Currency Forward		-		142,760		1,812		144,572
Bond Forward		-		1,107		-		1,107
Interest Rate Swap		-		40,693		-		40,693
Currency Swap		-		79,263		-		79,263
Currency Options		-		33,030		-		33,030
Total trading derivatives	Ps.		Ps.	296,853	Ps.	1,812	Ps.	298,665
Hedging Derivatives
Currency Forward		-	Ps.	13,464	Ps.	-	Ps.	13,464
Total hedging derivatives	Ps.	-		13,464		-		13,464
Total liabilities at fair value on recurring basis	Ps.	-	Ps.	310,317	Ps.	1,812	Ps.	312,129

December 31, 2016

	Level 1		Level 2		Level 3		Total
Assets

Held for trading debt securities
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	887,218	Ps.	78,521	Ps.	-	Ps.	965,739
Securities issued or secured by other entities of the Colombian Government		-		38,400		-		38,400
Securities issued or secured by other financial entities		-		737,884		-		737,884
Securities issued or secured by entities of the Non-financial sector		-		18,657		-		18,657
Other		-		54,085		12,210		66,295

In Foreign Currency
Securities issued or secured by Colombian Government		-		19,716		-		19,716
Securities issued or secured by other entities of the Colombian Government		330		20,747		-		21,077
Securities issued or secured by foreign Governments		-		88,095		-		88,095
Securities issued or secured by central banks		-		74,727		-		74,727
Securities issued or secured by other financial entities		-		313,129		-		313,129
Other		-		183		-		183
Total held for trading debt securities	Ps.	887,548	Ps.	1,444,144	Ps.	12,210	Ps.	2,343,902
Investments in debt securities available-for-sale
In Colombian Pesos
Securities issued or secured by the Colombian Government		8,281,946		922,232		-		9,204,178
Securities issued or secured by other entities of the Colombian Government		-		79,435		-		79,435
Securities issued or secured by other financial entities		-		120,795		-		120,795
Securities issued or secured by entities of the Non-financial sector		-		17,923		-		17,923
Other		-		685		15,167		15,852

In Foreign Currency
Securities issued or secured by Colombian Government		-		1,371,029		-		1,371,029
Securities issued or secured by other entities of the Colombian Government		22,550		467,327		-		489,877
Securities issued or secured by foreign Governments		-		2,083,345		-		2,083,345
Securities issued or secured by central banks		-		538,731		-		538,731
Securities issued or secured by other financial entities		375,798		2,580,127		-		2,955,925
Securities issued or secured by entities of the Non-financial sector		80,638		500,152		-		580,790
Other		-		204,853		-		204,853
Total investments in debt securities available-for-sale	Ps.	8,760,932	Ps.	8,886,634	Ps.	15,167	Ps.	17,662,733
Total investments in debt securities	Ps.	9,648,480	Ps.	10,330,778	Ps.	27,377	Ps.	20,006,635

Equity securities
Trading equity securities		3,233		1,744,381		-		1,747,614
Investments in equity securities available-for-sale		655,096		74,683		-		729,779
Total equity securities	Ps.	658,329	Ps.	1,819,064	Ps.	-	Ps.	2,477,393

Held for trading Derivatives
Currency Forward		-		391,370		-		391,370
Interest Rate Swap		-		39,780		-		39,780
Currency Swap		-		44,594		-		44,594
Currency Options		-		26,313		-		26,313
Interest Rate Options		-		152		-		152
Total held for trading derivatives	Ps.	-	Ps.	502,209	Ps.	-	Ps.	502,209
Hedging Derivatives
Currency Forward		-		128,479		-		128,479
Total hedging derivatives	Ps.	-	Ps.	128,479	Ps.	-	Ps.	128,479
Other financial assets designated at fair value through profit or loss
Financial assets in concession contracts		-		-		2,072,674		2,072,674
Total financial assets designated at fair value	Ps.	-	Ps.	-	Ps.	2,072,674	Ps.	2,072,674
Non- financial assets
Biological assets		-		-		48,002		48,002
Investment properties		-		-		610,188		610,188
Total non- financial assets	Ps.	-	Ps.	-	Ps.	658,190	Ps.	658,190
Total assets at fair value on recurring basis	Ps.	10,306,809	Ps.	12,780,530	Ps.	2,758,241	Ps.	25,845,580

Liabilities
Trading Derivatives
Currency Forward		-		408,903		-		408,903
Securities Forward		-		1,492		-		1,492
Interest Rate Swap		-		25,827		-		25,827
Currency Swap		-		164,906		-		164,906
Currency Options		-		39,567		-		39,567
Total trading derivatives	Ps.	-	Ps.	640,695	Ps.	-	Ps.	640,695
Hedging Derivatives
Currency Forward		-		43,436		-		43,436
Total hedging derivatives	Ps.	-	Ps.	43,436	Ps.	-	Ps.	43,436
Total liabilities at fair value on recurring basis	Ps.	-	Ps.	684,131	Ps.	-	Ps.	684,131

5.2	Items Measurements at Fair Value on a Non-recurring Basis

Grupo Aval is required, on a nonrecurring basis to adjust the carrying value of certain assets and liabilities or provide valuation allowances. These assets or liabilities primarily include impaired collateralized loans and non-current assets held for sale. The fair value of these assets which are classified as Level 3 are determined using pricing models, discounted cash flow methodologies, a current replacement cost or similar techniques, using internal models or external experts with sufficient experience and knowledge of the real estate market or of assets being appraised. Generally, these appraisals are carried out by references to market data or based on the replacement cost, when sufficient market data is not available.

The following table present Grupo Aval’s assets and liabilities, classified within the fair value hierarchy, which are measured on a nonrecurring basis as of December 31, 2017 and 2016 at fair value less cost of sale:

December 31, 2017
	Level 1		Level 2		Level 3		Total

Impaired collateralized loans	Ps.	-	Ps.	-	Ps.	701,948	Ps.	701,948
Non- current assets held for sale		-		-		101,382		101,382
	Ps.	-	Ps.	-	Ps.	803,330	Ps.	803,330

December 31, 2016
	Level 1		Level 2		Level 3		Total

Impaired collateralized loans	Ps.	-	Ps.	-	Ps.	657,080	Ps.	657,080
Non- current assets held for sale		-		-		259,528		259,528
	Ps.	-	Ps.	-	Ps.	916,608	Ps.	916,608

5.3	Fair Value determination

Level 1 financial instruments are those traded in an active market. Their fair value was established according to quoted prices (unadjusted) supplied by the price vendor, which are determined using the weighted averages of transactions carried out during the trading day.

Level 2 financial instruments as those traded in non-active market, the following table provides information about valuation techniques and significant inputs when measuring assets and liabilities.

	Valuation technique	Significant inputs (1)
ASSETS
Investments in debt securities at fair value through profit or loss
In Colombian Pesos
Securities issued or secured by the Colombian Government	Discounted cash flow	Estimated Prices (2)
Securities issued or secured by Colombian government entities	Discounted cash flow	Estimated Prices (2)
Securities issued or secured by other financial entities	Discounted cash flow	Estimated Prices (2) Yield and Margin
Securities issued or secured by non-financial sector entities	Discounted cash flow	Estimated Prices (2)
Other	Discounted cash flow	Estimated Prices (2) Yield and Margin

	Valuation technique	Significant inputs (1)
In Foreign Currency
Securities issued or secured by the Colombian Government	Market Price	Quoted Prices Estimated Prices (2)
Securities issued or secured by Colombian government entities	Discounted cash flow	Estimated Prices (2)
Securities issued or secured by foreign governments	- Internal Model - Market Price
-    Discounted cash flows using yields from similar securities outstanding
-    Market Price or price calculated based on benchmarks set by price providers methodologies
-    Bloomberg Generic / Bloomberg Valuation

Securities issued or secured by Central Banks	- Internal Model - Market Price	- Discounted cash flows using yields from similar securities outstanding - Market Price or price calculated based on benchmarks set by price providers methodologies
Securities issued or secured by other financial entities	- Discounted cash flow - Internal Model - Market Price	- Estimated Prices (2) - Quoted Price or price calculated based on benchmarks set by price providers methodologies - Bloomberg Generic / Bloomberg Valuation
Securities issued or secured by non-financial sector entities	- Market Price	- Average Price - Quoted Price - Bloomberg Generic
Other	- Discounted cash flow - Internal Model - Market Price	- Estimated Prices (2) - Theoretical Price Mutual Funds which by the end of the month capitalize or pay interests - Quoted Price

Equity securities
Corporate Stock	Market Price	Estimated Prices (2)
Investment Funds	Market Price	Market value of underlying assets, less management and administrative fees
Pension and severance funds (3)	Market Price	Market value of underlying assets, less management and administrative fees

Trading Derivatives
Foreign Currency Forward		- Underlying asset price
Debt securities Forward		- Currency curve by underlying asset
Interest rate Swap	Discounted cash flow	- Forward Exchange rates curve of the operation’s currency
Cross Currency Swap		- Implicit curves of Exchange rates forwards
Swap (others)		- Swap curves by underlying asset
Currency Options		- Implicit volatilities matrixes and curves

Hedging Derivatives
Currency Forward	Discounted cash flow	Curves by currency

LIABILITIES
Derivatives held for trading
Foreign Currency Forward		- Underlying asset price
Debt securities Forward		- Currency curve by underlying asset
Interest rate Swap	Discounted cash flow	- Forward Exchange rates curve of the operation’s currency
Currency Swap		- Implicit curves of exchange rates forwards
Swap (others)		- Swap curves by underlying asset
Currency Options		- Implicit volatilities matrixes and curves

Hedging Derivatives
Foreign Currency Forward		- Underlying asset price
Interest rate Forward		- Currency curve by underlying asset
	Discounted cash flow	- Forward Exchange rates curve of the operation’s currency
Interest rate Swap		- Implicit curves of Exchange rates forwards
- Swap curves by underlying asset
- Implicit volatilities matrixes and curves

(1)	Supplied by the price vendor
(2)
Estimated Price: A valuation model is made by the price vendor when it is not able to supply quoted prices (unadjusted) for each security. This model is the basis for the construction of the valuation margin of the securities that is represented on the assigned curve or reference rate. This margin remains constant on the assigned curve or reference rate when calculating the theoretical valuation price.

(3)	The subsidiary Porvenir S. A. according to Colombian rules is required to invest to 1% of its total assets under management from severance and mandatory pension funds.

The following table provides information about valuation techniques and significant unobservable inputs when measuring Level 3 assets and liabilities at recurring fair value.

	Valuation technique	Significant inputs
ASSETS
Investments in debt securities at fair value through profit or loss
In Colombian Pesos
Other	Discounted cash flow	Projected payments flow of mortgage securitizations (1)

Other financial assets
Assets under concession contracts	Discounted cash flow
-   Free-cash flow from concession contracts
-   Concession contract’s maturity period
-   Perpetuity value of the year “n” free-cash flow
-   Present value of the discounted residual value at WACC.
-   Financial income: annual adjustment of the financial asset’s value.

The detail of valuation process for financial assets in concession arrangements are outlined in (2)

Non-financial assets
Biological assets	Discounted cash flow	The processes used to collect data and determine the fair value of biological assets are described in (3).
Investment properties	Discounted cash flow	The processes used to collect data and determine the fair value of biological assets are described in (4)

(1)	Mortgage-Backed Securities

Titularizadora Colombiana S.A issued mortgage securitizations. Following is the valuation under 3 scenarios, these scenarios are based on projections that, consider different prepayment and delinquency assumptions. The following table shows the sensitivity analysis of this fair value under three different scenarios.

December 2017
	Baseline scenario (i)		Favorable scenario (ii)		Unfavorable scenario (iii)
Ps.	19,602	Ps.	80	Ps.	(95)

December 2016
	Baseline scenario (i)		Favorable scenario (ii)		Unfavorable scenario (iii)
Ps.	27,377	Ps.	302	Ps.	(343)

(i)
Fair value as of December 31, 2017 and 2016 calculated based on valuation scenario, considers 12-month Moving Average Prepayment between 12.4% and 15.8% and 12.3% and 16.0% respectively, and 1 Time Delinquency Curve.

(ii)	Pre-payment of 10% and 1 time delinquency curve
(iii)	Pre-payment of 20% and 1 time delinquency curve

(2)	Financial assets under concession contracts

Promigas and subsidiaries designated some of their financial assets under concession contracts at fair value; the discounted cash flows method of was used to determine their fair value.

The assumptions for the calculation of the financial assets were:

•	Financial assets were calculated taking into account the expiration date of each concession contract.
•	The calculation was carried out in proportion to the expiration of each of the concession contracts in force.
•	Only the operational cash flows of these assets under concession were taken into account.

The components of the calculations are as follows:

•	Free cash flow generated solely by assets under concession.
•	Expiration period of the concession.
•	Amount in-perpetuity of the Free Cash Flow (FCF) of the year, estimated factoring a growth in the residual amount between 3% and 1% for 2017 and 2016, each.
•	Current amount of the residual amount Weighted Average Cost of Capital (WACC), estimated taking into account an interest rate between 9.20 % and 8.42% each year.
•	Financial Income: Annual adjustment of the amount of the financial asset to WACC (*).

(*) Nominal WACC calculated under the Capital Asset Pricing Model (CAPM) methodology for each concession contract, updated annually. The following variables were used for determining the WACC:

•	Beta Unlevered USA (Oil/Gas Distribution): Damodaran. [Betaunlevered 0.69, in 2016]
•	Risk Free Rate, Source: Geometric Average 10 years of American bonds “T-Bonds”.
•	Marker Return, Source: Geometric Average 10 years Damodaran “Stocks” USA.
•	Market Premium: Market Return – Risk Free Rate
•	Country Risk Premium: Average last 5 years EMBI (Difference between 10 year Colombian sovereign bonds and 10 year “T-Bonds”). Damodaran
•	Emerging Market: Equity Premium Emerging countries (Lambda - Damodaran)

Sensitivity analysis

The following table includes a sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities at the expiration date of the contracts. The fair value of the financial asset at December 31, 2017 is Ps. 2,282,611 and Ps. 2,072,674 at December 31, 2016.

	December 31, 2017				December 31, 2016
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(608,164)	Ps.	949,005	Ps.	(534,128)	Ps.	810,001
Growth rate		520,052		(362,867)		434,225		(293,491)

(3)	Biological Assets

Fair value of Grupo Aval subsidiaries’ “biological assets”, which correspond to agricultural activities related to biological assets (animals or plants), is estimated based on internal reports prepared by the companies who own such assets. Fair value of biological assets is determined using valuations performed by experienced internal professionals, using discounted cash flow models. Since no comparable market exist for the biological assets, given their nature, their fair value is determined using discounted cash flows models for each biological asset, based on estimated future quantities of crops, prices, harvesting costs, and maintenance and crop yields, among others, discounted using a risk-free rate adjusted by an appropriate risk premium. See note 15.

The main assumptions used for determining the fair value of the principal biological assets are as follows:

1.	Biological assets growing in rubber crops:

The price of natural rubber was forecasted based on the average of the last 3 years of the Technically Specified Rubber (TSR20) per ton since December, 2015 and averaged with the future prices of the next 3 months Ps. 4.6 (USD $1,542.8) as of December 31, 2017, Ps. 5.5 (USD $1,816.6) as of December 31, 2016 and Ps. 6.7 (USD$2,136) as of December 31, 2015, in order to reflect the behavior of the commodity for an entire economic cycle. Forecasted prices are adjusted annually based on the expected US inflation rate.

Yield per hectare: Based on the crop composition and the planting year of the different clones, we forecasted a stepwise yield per hectare starting in year 7 after plantation and stabilizing after year 10.

Year	Tons of rubber per hectare per year
Year 7	0.60
Year 8	0.90
Year 9	1.40
Year 10 and other	1.80

Costs and administrative expenses: Costs are forecasted considering the different activities incurred during the life of a rubber project. A cost per hectare is forecasted for every key activity such as crop establishment, maintenance of immature plant and maintenance and harvest of mature plants.

Discount rate: Based on the data for the “Farming/Agriculture” sector of Damodaran Online’s Global Markets data base, a cost of equity of 15.23% was defined. Additionally, a cost of debt of 5.84% was defined based on existing debt market conditions. Based on the above, the discount rate, or WACC, was determined to be 11.71%.

2.	Biological assets growing in African palm crops:

The price of African palm Ps. 1.9 (USD $650.58) per ton as of December 31, 2017 and Ps. 1.8 (USD $606.20) per ton as of December 31, 2016 was forecasted based on the average price of palm oil since 2015, in order to reflect the behavior of the commodity for an entire economic cycle. Forecasted prices are adjusted annually with the expected US inflation rate.

The source of information for international prices for Colombia’s market are the following:

a.
Crude palm oil: BURSA MALAYSIA DERIVATIVES (BMD) – Crude Palm Oil Futures (FCPO) – Third Position. It is a relevant international market prices, of easy public access, and is provided by transparent and objective source.

b.	For the price forecast, available future prices (FCPO) were also used.

Yield per hectare: Based on the crop composition and the re-planting year of the crops, which started in 2006, we forecasted a stepwise yield per hectare for each plantation as follows:

Year	Tons of fresh fruit per hectare
0 to 3	-
4	4.25
5	9.91
6	11.73
7	21.58
8 to 25	21.80
More than 25	36.10

Extraction rate: The oil extraction rate (OER) is a factor that defines the amount of crude palm oil that is produced. The OER varies depending on the age of the plantation, and was forecasted based on the following table:

Year	Extraction Rate (%)
0 to 3	19
4	23
5	23
6	23
7	23
8 to 25	23
More than 25	21
Weighted average	22.14

Costs and administrative expenses: Costs are forecasted considering the different activities that are incurred during the life of an African palm crop. A cost per hectare is forecasted for every key activity such as crop establishment, maintenance and exploitation, harvest and transport.

Discount rate: Based on the data for the “Farming/Agriculture” sector of Damodaran Online’s Global Markets data base, a cost of equity of 15.23% was defined. Additionally, a cost of debt of 5.84% was defined based on existing debt market conditions. Based on the above, the discount rate, or WACC, was determined at 11.71%.

Sensitivity analysis of Biological Assets at fair value

As a result of its investment in Corficolombiana, Grupo Aval´s assets include certain biological assets, that consist primarily of African palm oil and rubber. Grupo Aval does not produce African palm oil from Malaysia, or sells its product in the Rotterdam market. However, Grupo Aval has knowledge that the price of African palm oil and rubber is highly correlated to trade at both markets.

If the average price of technically specified rubber (TSR20) and crude palm oil (CPO) had been 5% higher or lower in 2017 and 2016, with all the other variables remaining constant and excluding the effect of hedging activities, Grupo Aval’s profits for the period, before taxes, would have been the following, including only the product growing on bearer plants.

Rubber Plantations

	TSR20 reference price USD/ton	Change in fiscal year- end price	Value of the biological asset	Effect on profits before taxes
	1,620	5%	25,366	10.762
Dec-17	1,543	-	24,158	9.554
	1,466	(5)%	22,950	8.346
	1,907	5%	15,628	9.888
Dec-16	1,817	-	14,606	8.899
	1,726	(5)%	13,584	7.910

African Palm Plantations

	CPO reference price USD/ton	Change in fiscal year- end price	Value of the biological asset	Effect on profits before taxes
	683	5%	27,883	5.068
Dec-17	651	-	26,555	3.740
	618	(5)%	25,228	2.412
	637	5%	23,109	5.495
Dec-16	606	-	21,597	5.354
	576	(5)%	20,085	3.213

The fair value of biological assets is also affected by different circumstances in the market such as climate, natural disasters and plagues. The subsidiaries that manage biological assets have taken all the necessary precautions to reduce these risks.

(4)	Investment properties

Investment properties are recognized at fair value, based on a valuation made at each year-end period, using an independent expert appraisal. While in Colombia, the frequency of transactions in the real state sector is low compared to other more developed markets, management believes there are enough references to assess the fair value of investment properties owned by Grupo Aval and its subsidiaries based on comparable market transactions.

Fire-sales are excluded from the comparable transactions used to estimate the fair-value of investment properties. Management has reviewed the main assumptions used by the independent external appraisers (such as inflation, interest rates, etc.) and believes they are consistent with market conditions at each end of period. However, management believes that the estimation of the fair value of investment properties depends on significant judgement from the independent expert appraisers, and as such, there could be a significant probability that the actual price of sale of a property differs from its fair value.

5.4	Transfers between level 1 and level 2 of the fair value hierarchy

The following table summarizes the transfer between fair value levels 1 and 2 during 2017 and 2016. In general, transfers between Level 1 and Level 2 in the investment portfolios are due, fundamentally, to changes in the liquidity levels of the securities in the markets.

	December 31, 2017				December 31, 2016
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Trading debt securities
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	-	Ps.	28,153	Ps.	963,794	Ps.	208,526
Securities issued or secured by other financial entities		-		-		-		-
	Ps.	-	Ps.	28,153	Ps.	963,794	Ps.	208,526
In Foreign Currency
Securities issued or secured by other entities of the Colombian Government	Ps.	-	Ps.	10,221	Ps.	-	Ps.	-
Securities issued or secured by foreign Governments		-		-		-		-
Securities issued or secured by central banks		-		-		-		-
Securities issued or secured by other financial entities		-		65,209		-		1,547
Securities issued or secured by entities of the Non-financial sector		-		85,552		-		-
Other		-		-		-		-
	Ps.	-	Ps.	160,982	Ps.	-	Ps.	1,547
	Ps.	-	Ps.	189,135	Ps.	963,794	Ps.	210,073

There were no transfers of fair values between levels and 2 to or from level 3.

5.5	Reconciliation Level 3 of the fair value hierarchy

The reconciliation of the balances at the begining of the period to the closing balances with the fair value measurements classified at Level 3 is shows in the following table.

	Financial assets in debt securities		Equity instruments		Financial assets in concession arrangements		Biological assets		Investment properties
January 1, 2015	Ps.	36,821	Ps.	-	Ps.	1,738,598	Ps.	202,399	Ps.	366,742
Valuation adjustment with an effect on income		2,892		-		153,094		22,922		104,769
Valuation adjustments with an effect on OCI		(3,636)		-		-		-		-
Additions		-		-		-		35,265		89,679
Sales/disposals		-		-		-		(20,374)		(22,944)
December 31, 2015	Ps.	36,077	Ps.	-	Ps.	1,891,692	Ps.	240,212	Ps.	538,246
Valuation adjustment with an effect on income		750		-		180,982		14,644		53,680
Valuation adjustments with an effect on OCI		(9,450)		-		-		-		-
Reclassification of bearer plants balance		-		-		-		(188,177)		-
Effects of amendments in accounting policies of bearer plants.		-		-		-		(18,108)		-
Transfers to non-current assets held for sale		-		-		-		-		11,319
Reclassification		-		-		-		(1,331)		(2,539)
Additions		-		-		-		21,432		71,268
Sales/disposals	Ps.	-	Ps.	-	Ps.	-	Ps.	(20,670)	Ps.	(61,786)
December 31, 2016	Ps.	27,377	Ps.	-	Ps.	2,072,674	Ps.	48,002	Ps.	610,188
Valuation adjustment with an effect on income		765		-		209,937		13,503		46,675
Valuation adjustments with an effect on OCI		(8,540)		-		-		-		-
Transfers from non-current assets held for sale		-		-		-		-		101,469
Reclassification		-		25,341		-		-		(30,143)
Additions		-		-		-		24,409		84,036
Sales/disposals	Ps.	-	Ps.	-	Ps.	-	Ps.	(19,775)	Ps.	(28,431)
December 31, 2017	Ps.	19,602	Ps.	25,341	Ps.	2,282,611	Ps.	66,139	Ps.	783,794

5.6	Fair Value of Financial Assets and Liabilities recognized at Amortized Cost

The following table shows a summary of financial assets and liabilities accounted at amortized cost and valued at fair value, as of December 31, 2017 and 2016 only for disclosure purposes.

	December 31, 2017				December 31, 2016
	Carrying Amount		Fair Value Estimate		Carrying Amount		Fair Value Estimate
Assets
Investments in fixed income held-to-maturity (1)	Ps.	2,899,039	Ps.	2,928,929	Ps.	2,570,486	Ps.	2,558,333
Credit portfolio at amortized cost (2)		160,754,295		166,303,676		150,898,732		159,917,633
Total financial assets	Ps.	163,653,334	Ps.	169,232,605	Ps.	153,469,218	Ps.	162,475,966

Liabilities
Customer deposits (3)	Ps.	154,885,224	Ps.	154,805,726	Ps.	143,887,055	Ps.	146,778,588
Financial Liabilities (4)		45,276,036		45,413,210		45,516,281		46,545,065
Total financial Liabilities	Ps.	200,161,260	Ps.	200,218,936	Ps.	189,403,336	Ps.	193,323,653

(1)	Financial assets held-to-maturity

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1, securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2.

(2)	Credit portfolio at amortized cost

For credit portfolio at amortized cost it fair value was determined using discounted of cash flows models at the interest rates offered by banks for granting new loans, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivables and payables are classified as short-term assets and liabilities; in consequence, their fair value are similar to their book value.

(3)	Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, its fair value is deemed equal to its carrying value. For fixed-term deposits with maturities of more than 180 days, its fair value was estimated using the carrying discounted cash flow models to the interest rates offered by banks in accordance with their maturity. This is considered this as a level 2 valuation.

(4)	Financial liabilities

For financial liabilities and other short-term liabilities, the carrying value was considered similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.